REVENUE AND DEFERRED REVENUE (Details Narrative)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Customer [member]
IfrsStatementLineItems [Line Items]
Revenue percentage	77.00%	67.00%